MORGAN STANLEY FOCUS GROWTH FUND
522 Fifth Avenue
New York, New York 10036
May 3, 2010
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Focus Growth Fund File Nos.: 002-66269; 811-02978 Rule 497 (j) filing
Dear Sir or Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 29, 2010.
If you have any questions, please feel free to contact me at 212.296.6989 (tel) or 646.290.2042 (fax).

Very truly yours,
/s/ Sheri Schreck
Sheri Schreck
Assistant Secretary

Enclosure
cc: Stefanie V. Chang Yu